Supplement to the
Fidelity® Growth & Income Portfolio
September 28, 2024
Prospectus

The following information replaces similar information found in the "Investment Details" section under the "Non-Fundamental Investment Policies" heading.
Fundamental Investment Policies
The following is fundamental, that is, subject to change only by shareholder approval:
Fidelity® Growth & Income Portfolio seeks high total return through a combination of current income and capital appreciation.
GAI-PSTK-1024-123 1.480657.123	October 25, 2024
Supplement to the
Fidelity® Growth & Income Portfolio
Class K
September 28, 2024
Prospectus

The following information replaces similar information found in the "Investment Details" section under the "Non-Fundamental Investment Policies" heading.
Fundamental Investment Policies
The following is fundamental, that is, subject to change only by shareholder approval:
Fidelity® Growth & Income Portfolio seeks high total return through a combination of current income and capital appreciation.
GAI-K-PSTK-1024-108 1.890015.108	October 25, 2024